Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total	Total Wells Fargo stockholders' equity [Member]	Preferred stock [Member]	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Cumulative other comprehensive income [Member]	Treasury stock [Member]	Unearned ESOP Shares [Member]	Noncontrolling interests [Member]
Stockholders' Equity Period Increase (Decrease)
Cumulative effect from change in accounting principle | Accounting Standards Update 2015-02 [Member]	[1]	$ 121									$ 121
Balance, beginning of period adjusted balance		194,012	$ 192,998	$ 22,214	$ 9,136	$ 60,714	$ 120,866	$ 297	$ (18,867)	$ (1,362)	1,014
Balance, beginning of period at Dec. 31, 2015		193,891	192,998	$ 22,214	$ 9,136	60,714	120,866	297	(18,867)	(1,362)	893
Beginning balance, shares at Dec. 31, 2015				11,259,917	5,092,128,810
Stockholders' Equity Period Increase (Decrease)
Net income		21,938	21,938				21,938
Net income attributable to noncontrolling interests		(107)									107
Net income		22,045
Other comprehensive income (loss) attributable to parent, net of tax		(3,434)	(3,434)					(3,434)
Other comprehensive income (loss) attributable to noncontrolling interest, net of tax		17									(17)
Other comprehensive income (loss), net of tax		(3,451)						(3,451)
Noncontrolling interests, adjustments to Additional Paid in Capital			2			2
Noncontrolling interests											(188)
Total change in noncontrolling interests		(186)
Common stock issued		2,386	2,386			(203)	(451)		3,040
Common stock, shares issued					63,441,805
Common stock repurchased	[2]	(8,116)	(8,116)			(250)			(7,866)
Common stock repurchased, shares	[2]				(159,647,152)
Preferred stock issued to ESOP		0	0	$ 1,150		99				(1,249)
Preferred stock issued to ESOP, shares				1,150,000
Preferred stock released by ESOP		963	963			(83)				1,046
Preferred stock converted to common shares		0	0	$ (963)		(11)			974
Preferred stock converted to common shares, shares				(963,205)	20,185,863
Common stock warrants repurchased/exercised		(17)	(17)			(17)
Preferred stock issued		2,101	2,101	$ 2,150		(49)
Preferred stock, shares issued				86,000
Common stock dividends		(7,661)	(7,661)			51	(7,712)
Preferred stock dividends		(1,566)	(1,566)				(1,566)
Tax benefit from stock incentive compensation		277	277			277
Stock incentive compensation expense		779	779			779
Net change in deferred compensation and related plans		(1,069)	(1,069)			(1,075)			6
Net change		6,485	6,583	$ 2,337	$ 0	(480)	12,209	(3,434)	(3,846)	(203)	(98)
Net change, shares				272,795	(76,019,484)
Balance, end of period at Dec. 31, 2016		200,497	199,581	$ 24,551	$ 9,136	60,234	133,075	(3,137)	(22,713)	(1,565)	916
Ending balance, shares at Dec. 31, 2016				11,532,712	5,016,109,326
Stockholders' Equity Period Increase (Decrease)
Cumulative effect from change in accounting principle | Accounting Standards Update 2017-12 [Member]	[3]	(213)	(213)				(381)	168
Balance, beginning of period adjusted balance		200,284	199,368	$ 24,551	$ 9,136	60,234	132,694	(2,969)	(22,713)	(1,565)	916
Net income		22,183	22,183				22,183
Net income attributable to noncontrolling interests		(277)									277
Net income		22,460
Other comprehensive income (loss) attributable to parent, net of tax		825	825					825
Other comprehensive income (loss) attributable to noncontrolling interest, net of tax		62									(62)
Other comprehensive income (loss), net of tax		763						763
Noncontrolling interests, adjustments to Additional Paid in Capital			0			0
Noncontrolling interests											12
Total change in noncontrolling interests		12
Common stock issued		2,348	2,348			(133)	(277)		2,758
Common stock, shares issued					57,257,564
Common stock repurchased	[2]	(9,908)	(9,908)			750			(10,658)
Common stock repurchased, shares	[2]				(196,519,707)
Preferred stock issued to ESOP		0	0	$ 950		31				(981)
Preferred stock issued to ESOP, shares				950,000
Preferred stock released by ESOP		833	833			(35)				868
Preferred stock converted to common shares		0	0	$ (833)		97			736
Preferred stock converted to common shares, shares				(833,077)	14,769,445
Common stock warrants repurchased/exercised		(133)	(133)			(133)
Preferred stock issued		677	677	$ 690		(13)
Preferred stock, shares issued				27,600
Common stock dividends		(7,658)	(7,658)			50	(7,708)
Preferred stock dividends		(1,629)	(1,629)				(1,629)
Tax benefit from stock incentive compensation		0	0			0
Stock incentive compensation expense		875	875			875
Net change in deferred compensation and related plans		(845)	(845)			(830)			(15)
Net change		7,795	7,568	$ 807	$ 0	659	12,569	825	(7,179)	(113)	227
Net change, shares				144,523	(124,492,698)
Balance, end of period at Dec. 31, 2017		208,079	206,936	$ 25,358	$ 9,136	60,893	145,263	(2,144)	(29,892)	(1,678)	1,143
Ending balance, shares at Dec. 31, 2017				11,677,235	4,891,616,628
Stockholders' Equity Period Increase (Decrease)
Cumulative effect from change in accounting principle | Accounting Standards Update 2016-01 [Member]	[4]							(118)
Cumulative effect from change in accounting principle | Accounting Standards Update (ASU) 2016-01; ASU 2016-04; ASU 2016-16 and ASU 2014-09 [Member]	[4]	(24)	(24)				94
Balance, beginning of period adjusted balance		208,055	206,912	$ 25,358	$ 9,136	60,893	145,357	(2,262)	(29,892)	(1,678)	1,143
Adoption of accounting standard | Accounting Standards Update 2018-02 [Member]	[5]	0	0				400	(400)
Net income		22,393	22,393				22,393
Net income attributable to noncontrolling interests		(483)									483
Net income		22,876
Other comprehensive income (loss) attributable to parent, net of tax		(3,674)	(3,674)					(3,674)
Other comprehensive income (loss) attributable to noncontrolling interest, net of tax		2									(2)
Other comprehensive income (loss), net of tax		(3,676)						(4,076)
Noncontrolling interests, adjustments to Additional Paid in Capital			7			7
Noncontrolling interests											(724)
Total change in noncontrolling interests		(717)
Common stock issued		1,676	1,676			(76)	(321)		2,073
Common stock, shares issued					41,082,047
Common stock repurchased		(20,633)	(20,633)			0			(20,633)
Common stock repurchased, shares					(375,477,998)
Preferred stock redeemed, Value	[6]	(2,150)	(2,150)	$ (1,995)			(155)
Preferred stock redeemed, Shares	[6]			(2,150,375)
Preferred stock issued to ESOP		0	0	$ 1,100		43				(1,143)
Preferred stock issued to ESOP, shares				1,100,000
Preferred stock released by ESOP		1,249	1,249			(70)				1,319
Preferred stock converted to common shares		0	0	$ (1,249)		6			1,243
Preferred stock converted to common shares, shares				(1,249,644)	24,032,931
Common stock warrants repurchased/exercised		(325)	(325)			(325)
Preferred stock issued		0	0	$ 0		0
Preferred stock, shares issued				0
Common stock dividends		(7,889)	(7,889)			66	(7,955)
Preferred stock dividends		(1,556)	(1,556)				(1,556)
Stock incentive compensation expense		1,041	1,041			1,041
Net change in deferred compensation and related plans		(885)	(885)			(900)			15
Net change		(10,989)	(10,746)	$ (2,144)	$ 0	(208)	12,806	(4,074)	(17,302)	176	(243)
Net change, shares				(2,300,019)	(310,363,020)
Balance, end of period at Dec. 31, 2018		$ 197,066	$ 196,166	$ 23,214	$ 9,136	$ 60,685	$ 158,163	$ (6,336)	$ (47,194)	$ (1,502)	$ 900
Ending balance, shares at Dec. 31, 2018				9,377,216	4,581,253,608

[1]	(1)Effective January 1, 2016, we adopted changes in consolidation accounting pursuant to Accounting Standards Update (ASU) 2015-02: Amendments to the Consolidation Analysis. Accordingly, we recorded a $121 million net increase to beginning noncontrolling interests as a cumulative-effect adjustment.
[2]	(2)For the year ended December 31, 2016, includes $750 million related to a private forward repurchase transaction that settled in first quarter 2017 for 14.7 million shares of common stock. See Note 1 (Summary of Significant Accounting Policies) for additional information.
[3]	(3)Effective January 1, 2017, we adopted changes in hedge accounting pursuant to ASU 2017-12 – Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities.
[4]	(1)Effective January 1, 2018, we adopted ASU 2016-04 – Liabilities – Extinguishments of Liabilities (Subtopic 405-20): Recognition of Breakage for Certain Prepaid Stored-Value Products, ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, and ASU 2014-09 – Revenue from Contracts With Customers (Topic 606) and subsequent related Updates. See Note 1 (Summary of Significant Accounting Policies) in this Report for more information.
[5]	(2)Represents the reclassification from other comprehensive income to retained earnings as a result of our adoption of ASU 2018-02 – Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, in the third quarter of 2018. For additional information, see Note 1.
[6]	(3)Represents the impact of the redemption of preferred stock, series J, in third quarter 2018.